Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2017
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only) [Abstract]
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Balance Sheets
December 31, 2017 and 2016
(In thousands of US Dollars, except for share and per share data)

	2017	2016
ASSETS
Current assets:
Cash and cash equivalents	1,988	8,809
Restricted cash	50	50
Other current assets	323	-
Total current assets	2,361	8,859

Non-current assets:
Investments in subsidiaries*	64,121	29,998
Total non-current assets	64,121	29,998

TOTAL ASSETS	66,482	38,857

LIABILITIES AND STOCKHOLDERS EQUITY
Current liabilities:
Current portion of convertible promissory notes	-	200
Trade accounts and other payables	257	167
Accrued liabilities	785	683
Total current liabilities	1,042	1,050

Non-current liabilities:
Due to related parties, noncurrent	17,342	5,878
Long-term portion of convertible promissory notes	6,785	1,097
Total liabilities	25,169	8,025

Commitments and contingencies	-	-

STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	-	-
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2017 and 2016; 36,979,346 and 34,072,210 shares issued and outstanding as at December 31, 2017 and 2016, respectively	3	3
Additional paid-in capital	383,007	369,291
Accumulated deficit	(341,697)	(338,462)
Total Stockholders' equity	41,313	30,832
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	66,482	38,857

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
 Statements of Loss
For the years ended December 31, 2017, 2016 and 2015
(In thousands of US Dollars, except for share and per share data)

	2017	2016	2015
Expenses:
General and administration expenses	(2,642)	(2,115)	(1,256)
Operating loss	(2,642)	(2,115)	(1,256)

Other (expenses) / income, net:
Interest and finance cost – related party	(5,122)	(2,621)	(399)
Gain on debt refinancing	11,392	-	-
Other, net	(29)	(18)	(9)
Total other income / (expenses), net	6,241	(2,639)	(408)

Equity in loss of subsidiaries*	(6,834)	(19,869)	(7,292)

Net loss	(3,235)	(24,623)	(8,956)

Net loss per common share
Basic	(0.09)	(1.20)	(0.83)
Weighted average common shares outstanding
Basic	35,845,890	20,553,007	10,773,404

* Eliminated in consolidation
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Statements of Cash Flows
For the years ended December 31, 2017, 2016 and 2015
(In thousands of US Dollars)

	2017	2016	2015
Net cash provided by / (used in) operating activities	6,314	(2,441)	(1,202)

Cash flows used in investing activities:
Investments in subsidiaries	(40,972)	(28,734)	(28,633)
Net cash used in investing activities	(40,972)	(28,734)	(28,633)

Cash flows from financing activities:
Net proceeds from issuance of common stock	2,637	22,606	13,820
Proceeds from convertible promissory notes	9,000	9,400	15,765
Proceeds from related party debt	16,200	12,800	-
Repayments of related party debt	-	(6,900)	-
Repayments of convertible promissory notes	-	-	(200)
Net cash provided by financing activities	27,837	37,906	29,385

Net (decrease) / increase in cash and cash equivalents and restricted cash	(6,821)	6,731	(450)
Cash and cash equivalents and restricted cash at beginning of period	8,859	2,128	2,578
Cash and cash equivalents and restricted cash at end of period	2,038	8,859	2,128

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for:
Interest	2,773	1,176	222

Non cash financing activities:
Conversion of related party debt into convertible promissory note	(4,750)	-	-

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Notes To The Condensed Financial Statements
(All amounts in footnotes in thousands of US Dollars)

1.            Basis of Presentation

In the parent-company-only condensed financial statements, the Parent Company's (the "Company") investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company did not receive cash dividends from its subsidiaries during the years ended December 31, 2017, 2016 and 2015.

The parent-company-only condensed financial statements should be read in conjunction with the Company's consolidated financial statements.

2.            Transactions with Related Parties

Convertible Promissory Notes

On March 12, 2015, the Company issued a convertible promissory note of $4,000 to Jelco for general corporate purposes. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 per share.

On September 7, 2015, the Company issued a revolving convertible promissory note of up to $6,765 to Jelco for general corporate purposes. As amended, the maximum principal amount available to be drawn was increased to $21,165. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 per share.

On September 27, 2017, the Company issued a convertible promissory note of $13,750 to Jelco. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 per share. Of the $13,750 under the note, $4,750 were used to make a mandatory prepayment under the May 24, 2017 Jelco Loan Facility.

See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.

Loan Agreements

On October 4, 2016, the Company entered into a $4,150 loan facility with Jelco to finance the initial deposits for the vessels M/V Lordship and the M/V Knightship. On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that may be borrowed under the facility to up to $12,800. On December 14, 2016, the Company prepaid Jelco a total of $6,900 in accordance with the facility provisions.

On March 28, 2017, the Company entered into a $47,500 secured loan agreement with Jelco. Under the terms of this agreement, Jelco would have made available this facility to the Company in the event that the Company was not able to secure third party financing to partly fund a couple of the its transactions. This facility was terminated on September 27, 2017, and no amounts were drawn down under this facility.

On May 24, 2017, the Company entered into an up to $16,200 loan facility with Jelco to partially finance the acquisition of the M/V Partnership. The Company drew down the $16,200 on May 24, 2017. On June 22, 2017 and on August 22, 2017, the Company entered into supplemental letters with Jelco to amend the terms of this loan facility, whereby a mandatory repayment of $4,750 was deferred until September 29, 2017. On September 27, 2017, the facility was amended and restated. The mandatory repayment of $4,750 was financed by the convertible promissory note to Jelco on September 27, 2017.

See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.

3.            Guarantee

The Company has guaranteed the payment of principal and interest under the terms of the following loan agreements: the March 6, 2015 loan agreement with Alpha Bank A.E., the September 1, 2015 loan agreement with HSH Nordbank AG, the September 11, 2015 facility agreement with UniCredit Bank AG, the November 4, 2015 loan agreement with Alpha Bank A.E. and the May 24, 2017 facility agreement with Amsterdam Trade Bank N.V. In the event of a default under these loan agreements, the Company will be directly liable to the lenders. These facilities mature at various times between 2020 and 2022. The maximum potential amount that the Company could be liable for under these guarantee as of December 31, 2017 is $164,450.

See Note 7 "Long-Term Debt" to the consolidated financial statements for further information.

4.            Restrictions Which Limit the Payment of Dividends

Restrictions on Payment of Dividends

The Alpha Bank A.E. loan facility dated March 6, 2015 places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.

The Alpha Bank A.E. loan facility dated November 4, 2015 places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.

Restricted Net Assets of Consolidated Subsidiaries

As of December 31, 2017, the negative restricted net assets of the vessel owning subsidiaries of M/V Geniuship and M/V Gloriuship that have entered into the September 1, 2015 loan agreement with HSH Nordbank AG amounted to $1,742 and $1,090, respectively. The HSH loan agreement places a restriction on the vessel owning subsidiaries' ability to distribute dividends to the Company, in case the market values of M/V Geniuship and M/V Gloriuship plus any additional security is less than 145% of total facility outstanding and the cash balance of the borrowers after distribution of dividends is less than $3,000. The $3,000 condition on payment of dividends does not apply after June 30, 2018.

As of December 31, 2017, the restricted net assets of the vessel owning subsidiaries of M/V Lordship and M/V Knightship that have entered into the November 28, 2016 loan agreement with NSF amounted to $4,520 and $4,697, respectively. The NSF loan agreement places a restriction on each vessel owning subsidiary's ability to distribute dividends to the Company or make any other form of distribution or effect any return of share capital if the vessel owning subsidiary maintains a balance in its earnings account that when aggregated with a minimum liquidity amount is less than $1,000.

As of December 31, 2017, the restricted net assets of the vessel owning subsidiaries of M/V Championship and M/V Partnership that have entered into the May 24, 2017 loan agreement with Amsterdam Trade Bank N.V., ATB, as amended and restated in September 25, 2017, amounted to $24,703 and $15,543, respectively. The ATB loan agreement places a restriction on the vessel owning subsidiaries' ability to distribute dividends to the Company, unless additional repayments in an aggregate amount of $4,850 have been made. In addition, neither borrower, shall enter into any agreement or arrangement for the sharing of any earnings other than the purposes of the ATB loan agreement.